3. Investment in associates (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Associate 1
Disclosure of associates [line items]
Name of associate	Termoeléctrica José de San Martin S.A.
Interest in associate	30.8752%	30.8752%	30.8752%
Associate 2
Disclosure of associates [line items]
Name of associate	Termoeléctrica Manuel Belgrano S.A.
Interest in associate	30.9464%	30.9464%	30.9464%
Associate 3
Disclosure of associates [line items]
Name of associate	ECOGAS Group (Note 3.2)
Associate 4
Disclosure of associates [line items]
Name of associate	Transportadora de Gas del Mercosur S.A.
Interest in associate	20.00%	20.00%	20.00%
Dividends received	$ 310,759
Associate 5
Disclosure of associates [line items]
Name of associate	Others
Associate 6
Disclosure of associates [line items]
Name of associate	Termoelectrica Jose de San Martin and Termoelectrica Manuel Belgrano
Dividends received	$ 54,824	$ 59,143	$ 50,247
Associate 7
Disclosure of associates [line items]
Name of associate	Inversora de Gas Cuyana
Interest in associate	44.10%	44.10%	44.10%
Dividends received	$ 164,122
Associate 8
Disclosure of associates [line items]
Name of associate	Inversora de Gas del Centro
Interest in associate	44.10%	44.10%	44.10%
Dividends received	$ 198,121
Associate 9
Disclosure of associates [line items]
Name of associate	Distribuidora de Gas del Centro
Interest in associate	17.20%	17.20%	17.20%
Dividends received	$ 183,115